UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico              New York, NY               11/14/08
-------------------             --------------             --------------
   [Signature]                 [City, State]               [Date]

/s/ Ellen H. Adams             New York, NY                11/14/08
-------------------            --------------              --------------
   [Signature]                 [City, State]               [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                               TITLE                          VALUE     SHRS/     SH/ PUT INVESTMENT   OTHER       VOTING AUTHORITY
            NAME OF ISSUER     OF CLASS            CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------    --------------------------------------------------------------
ACTIVISION BLIZZARD INC        COM              00507V109      11,644    754,654    SH       SOLE                 754,654   0     0
AK STL HLDG CORP               COM              001547108      16,338    630,325    SH       SOLE                 630,325   0     0
APPLE INC                      COM              037833100      12,438    109,429    SH       SOLE                 109,429   0     0
ASSURED GUARANTY LTD           COM              G0585R106      11,246    691,644    SH       SOLE                 691,644   0     0
BANK OF AMERICA CORPORATION    COM              060505104      24,625    703,585    SH       SOLE                 703,585   0     0
BANK OF NEW YORK MELLON CORP   COM              064058100         293      8,995    SH       SOLE                   8,995   0     0
CALPINE CORP                   COM NEW          131347304      16,030  1,233,081    SH       SOLE               1,233,081   0     0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208       6,071    972,932    SH       SOLE                 972,932   0     0
CISCO SYS INC                  COM              17275R102      12,996    576,082    SH       SOLE                 576,082   0     0
CIT GROUP INC                  COM              125581108      14,625  2,101,359    SH       SOLE               2,101,359   0     0
CROWN CASTLE INTL CORP         COM              228227104      27,709    956,478    SH       SOLE                 956,478   0     0
ENERGYSOLUTIONS INC            DEPOSITARY SH    292756202       4,468    446,837    SH       SOLE                 446,837   0     0
EQUINIX INC                    COM NEW          29444U502      29,617    426,392    SH       SOLE                 426,392   0     0
GOLDMAN SACHS GROUP INC        COM              38141G104      16,460    128,594    SH       SOLE                 128,594   0     0
JPMORGAN & CHASE & CO          COM              46625H100      11,028    236,144    SH       SOLE                 236,144   0     0
LEAP WIRELESS INTL INC         COM NEW          521863308       8,847    232,207    SH       SOLE                 232,207   0     0
MEMC ELECTR MATLS INC          COM              552715104      21,118    747,284    SH       SOLE                 747,284   0     0
MERRILL LYNCH & CO INC         COM              590188108       5,536    218,826    SH       SOLE                 218,826   0     0
METROPCS COMMUNICATIONS INC    COM              591708102       9,050    646,899    SH       SOLE                 646,899   0     0
PETROHAWK ENERGY CORP          COM              716495106      15,153    700,563    SH       SOLE                 700,563   0     0
PHILLIPS VAN HEUSEN CORP       COM              718592108      19,399    511,709    SH       SOLE                 511,709   0     0
PRECISION CASTPARTS CORP       COM              740189105      13,658    173,369    SH       SOLE                 173,369   0     0
RESEARCH IN MOTION LTD         COM              760975102       8,529    124,873    SH       SOLE                 124,873   0     0
TW TELECOM INC                 COM              87311L104       6,420    617,936    SH       SOLE                 617,936   0     0
UAL CORP                       COM NEW          902549807         273     31,052    SH       SOLE                  31,052   0     0
WELLS FARGO & CO NEW           COM              949746101      15,694    418,163    SH       SOLE                 418,163   0     0

                                        26                    339,268

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         26
Form 13F Information Table Value Total:         339,268
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE